Document And Entity Information	6 Months Ended
Jun. 30, 2022
Document Information Line Items
Entity Registrant Name	Nauticus Robotics, Inc.
Trading Symbol	KITT
Document Type	8-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001849820
Document Period End Date	Jun. 30, 2022
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40611
Entity Tax Identification Number	85-1699753
Entity Address, Address Line One	17146 Feathercraft Lane
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Webster
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77598
City Area Code	(281)
Local Phone Number	942-9069
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Security Exchange Name	NASDAQ